Other non-current financial assets	12 Months Ended
Dec. 31, 2021
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Other non-current financial assets
12.	Other non-current financial assets

	December 31, 2021	December 31, 2020
Current assets:
Commodity put options	$109	$-
	$109	$-
Non-current assets:
Marketable securities	$9,323	$6,379
Other	7,495	7,739
	$16,818	$14,118